ACQUISITION OF WWE (Schedule of Preliminary Allocation of Purchase Price) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 8,444,400		$ 3,388,009	$ 3,386,249
WWE [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 381,153
Accounts receivable		105,237
Other current assets		89,256
Property, buildings and equipment		398,004
Goodwill		5,063,774
Finance lease right of use assets		257,359
Operating lease right of use assets		12,337
Investments		12,007
Other assets		25,928
Deferred tax liabilities		(379,508)
Accounts payable and accrued liabilities		(124,280)
Current portion of long-term debt		(16,934)
Deferred revenue		(54,190)
Finance lease liabilities		(255,940)
Operating lease liabilities		(12,224)
Other long-term liabilities		(2,527)
Additional paid-in-capital		(283,591)
Net assets acquired		8,432,061
WWE [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets		2,188,200
WWE [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Intangible assets		899,700
WWE [Member] | Other [Member]
Business Acquisition [Line Items]
Intangible assets		$ 128,300